Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayments	$ 2,129	$ 2,586
Value-added tax receivable	1,734	905
Interest receivable	366	98
Other	408	96
Total prepaid expenses and other current assets	$ 4,637	$ 3,685